Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Purchased parts	$ 20,864	$ 28,227
Work-in-process	3,485	4,879
Finished goods	11,311	8,718
Inventory Net	$ 35,660	$ 41,824